[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (97.1%)
(Unless Otherwise Noted)
Auto Components (0.8%)
Apollo Tyres Ltd.	18,750	$18
Balkrishna Industries Ltd.	577,505	8,491
Patheja Forgings & Auto Parts Manufacturers Ltd.	(a)(b)(c)450,000	@—
		8,509
Automobiles (3.9%)
Hero Honda Motors Ltd.	1,185	22
Mahindra & Mahindra Ltd.	591,000	11,154
Maruti Suzuki India Ltd.	1,276,000	31,982
		43,158
Biotechnology (1.1%)
Biocon Ltd.	1,043,593	12,389
Chemicals (1.2%)
Gujarat Fluorochemicals	866,883	12,942
ICI India Ltd.	25,000	342
		13,284
Commercial Banks (11.5%)
Axis Bank Ltd.	2,027,300	38,900
HDFC Bank Ltd.	1,677,769	60,445
HDFC Bank Ltd. ADR	168,000	17,998
Punjab National Bank Ltd.	(b)716,158	11,612
		128,955
Construction & Engineering (0.6%)
Hindustan Construction Co.	1,900,600	6,532
Construction Materials (2.1%)
Ambuja Cements Ltd.	3,599,500	13,053
Shree Cement Ltd.	280,370	10,717
		23,770
Containers & Packaging (1.1%)
Ess Dee Aluminium Ltd.	(b)(c)287,122	3,646
Ess Dee Aluminium Ltd.	(b)775,000	9,042
		12,688
Electrical Equipment (17.5%)
ABB Ltd.	2,662,455	86,624
Bharat Heavy Electricals Ltd.	1,343,228	68,664
Emco Ltd.	350,000	9,814
GVK Power & Infrastructure Ltd.	704,480	11,618
Jyoti Structures Ltd.	3,339,000	18,728
		195,448
Energy Equipment & Services (4.3%)
Aban Offshore Ltd.	550,235	48,392
Food Products (1.8%)
Nestle India Ltd.	616,500	20,487
Independent Power Producers & Energy Traders (2.3%)
NTPC Ltd.	5,349,800	26,039
Information Technology Services (8.9%)
HCL Technologies Ltd.	2,856,090	21,542
Infosys Technologies Ltd.	1,199,700	56,985

Infosys Technologies Ltd. ADR	24,600	1,190
SSI Ltd.	(a)281,987	1,012
Tata Consultancy Services Ltd.	127,000	3,379
Wipro Ltd.	1,302,182	15,041
		99,149
Machinery (3.6%)
Ashok Leyland Ltd.	11,185,100	12,786
Praj Industries Ltd.	4,694,000	27,971
		40,757
Media (7.7%)
Deccan Chronicle Holdings Ltd.	(b)6,037,230	30,937
New Delhi Television Ltd.	833,250	7,916
Television Eighteen India Ltd.	(b)631,318	15,053
Zee Entertainment Enterprises Ltd.	3,748,000	32,154
		86,060
Metals & Mining (4.4%)
Hindustan Zinc Ltd.	380,510	7,745
Steel Authority of India Ltd.	4,671,000	24,283
Welspun-Gujarat Stahl Ltd.	2,269,000	16,858
		48,886
Multiline Retail (3.7%)
Pantaloon Retail India Ltd.	(b)1,811,099	27,877
Phoenix Mills Ltd.	(a)280,000	13,934
		41,811
Oil, Gas & Consumable Fuels (4.1%)
Cairn India Ltd.	(a)2,970,000	13,498
Reliance Industries Ltd.	561,000	32,354
		45,852
Personal Products (1.4%)
Marico Ltd.	10,506,200	15,991
Pharmaceuticals (3.3%)
Aventis Pharma Ltd.	294,000	8,652
Glenmark Pharmaceuticals Ltd.	2,711,316	28,744
		37,396
Road & Rail (1.1%)
Container Corp. of India	235,251	12,430
Software (1.6%)
Geodesic Information Systems Ltd.	3,722,143	17,771
Textiles, Apparel & Luxury Goods (0.7%)
Himatsingka Seide Ltd.	2,284,322	5,787
SRF Ltd.	616,100	2,246
		8,033
Wireless Telecommunication Services (8.4%)
Bharti Airtel Ltd.	(a)(b)3,224,000	77,630
Reliance Communications Ltd.	1,132,600	16,677
		94,307
TOTAL COMMON STOCKS (Cost $564,890)		1,088,094
SHORT-TERM INVESTMENT (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $20,958)	(d)20,958,342	20,958
TOTAL INVESTMENTS + (99.0%) (Cost $585,848)		1,109,052
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		11,645
NET ASSETS (100%)		$1,120,697

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2007, the Fund held fair valued securities valued at $175,797,000, representing 15.7% of net assets.
(c)	Security has been deemed illiquid at September 30, 2007.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $19,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $961,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $333,459,000 and $312,501,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $585,848,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $523,204,000 of which $534,301,000 related to appreciated securities and $11,097,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency				In			Appreciation
to Deliver		Value	Settlement	Exchange for		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	2,839	$2,839	10/1/07	INR	112,800	$2,831	$(8)
USD	48	48	10/1/07	INR	1,892	48	@—
USD	1,128	1,128	10/1/07	INR	44,843	1,125	(3)
USD	994	994	10/1/07	INR	39,503	991	(3)
USD	149	149	10/1/07	INR	5,937	149	@—
		$5,158				$5,144	$(14)

INR	— Indian Rupee
USD	— United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007